Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.49%
Aerospace & Defense–2.48%
Raytheon Technologies Corp.	3,227,868	$300,869,576
Agricultural & Farm Machinery–0.66%
Deere & Co.	231,889	79,579,667
Air Freight & Logistics–1.42%
United Parcel Service, Inc., Class B(b)	887,355	172,936,616
Apparel Retail–0.47%
TJX Cos., Inc. (The)	936,808	57,295,177
Apparel, Accessories & Luxury Goods–0.48%
Columbia Sportswear Co.	782,657	57,924,445
Asset Management & Custody Banks–0.87%
State Street Corp.	1,486,352	105,590,446
Biotechnology–0.65%
AbbVie, Inc.	552,453	79,282,530
Brewers–0.53%
Heineken N.V. (Netherlands)	649,562	63,989,500
Building Products–1.02%
Trane Technologies PLC	839,456	123,391,638
Cable & Satellite–1.78%
Comcast Corp., Class A	5,766,587	216,362,344
Construction Machinery & Heavy Trucks–0.59%
Caterpillar, Inc.	359,788	71,327,971
Consumer Finance–1.31%
American Express Co.	1,034,751	159,372,349
Data Processing & Outsourced Services–1.62%
Visa, Inc., Class A(b)	925,667	196,343,227
Diversified Banks–4.23%
Bank of America Corp.	7,343,913	248,297,699
Wells Fargo & Co.	6,057,351	265,735,988
		514,033,687
Electric Utilities–3.73%
American Electric Power Co., Inc.	1,596,052	157,306,885
Entergy Corp.(b)	1,618,172	186,300,142
Exelon Corp.	2,357,563	109,603,104
		453,210,131
Electrical Components & Equipment–0.77%
ABB Ltd. (Switzerland)	3,065,798	93,285,581
Electronic Manufacturing Services–1.28%
TE Connectivity Ltd. (Switzerland)	1,164,571	155,738,080
Financial Exchanges & Data–1.18%
S&P Global, Inc.(b)	380,535	143,435,058
General Merchandise Stores–1.37%
Target Corp.	1,021,382	166,873,391
Shares		Value
Health Care Equipment–4.20%
Becton, Dickinson and Co.	793,025	$193,743,938
Medtronic PLC	2,251,107	208,272,419
Stryker Corp.	506,064	108,677,244
		510,693,601
Health Care Services–2.32%
CVS Health Corp.	2,943,959	281,677,997
Home Improvement Retail–1.06%
Lowe’s Cos., Inc.	669,606	128,249,637
Hypermarkets & Super Centers–2.14%
Walmart, Inc.	1,967,876	259,858,026
Industrial Machinery–1.87%
Parker-Hannifin Corp.	478,415	138,304,992
Pentair PLC	606,491	29,651,345
Stanley Black & Decker, Inc.	608,397	59,215,280
		227,171,617
Integrated Oil & Gas–6.13%
Chevron Corp.	2,920,875	478,380,908
Exxon Mobil Corp.	2,744,582	266,032,333
		744,413,241
Integrated Telecommunication Services–3.12%
AT&T, Inc.	4,682,307	87,933,726
Deutsche Telekom AG (Germany)	6,185,374	117,010,372
Verizon Communications, Inc.	3,777,706	174,492,240
		379,436,338
Investment Banking & Brokerage–2.79%
Charles Schwab Corp. (The)	3,227,789	222,878,830
Morgan Stanley	1,376,559	116,043,924
		338,922,754
IT Consulting & Other Services–1.39%
Cognizant Technology Solutions Corp., Class A	2,489,725	169,201,711
Managed Health Care–3.87%
Elevance Health, Inc.	380,937	181,745,043
UnitedHealth Group, Inc.	532,823	288,971,226
		470,716,269
Movies & Entertainment–1.07%
Walt Disney Co. (The)(c)	1,225,672	130,043,799
Multi-line Insurance–1.61%
Hartford Financial Services Group, Inc. (The)	3,040,109	195,995,827
Multi-Utilities–2.74%
Dominion Energy, Inc.(b)	2,272,608	186,308,404
Public Service Enterprise Group, Inc.	2,240,344	147,123,390
		333,431,794
Oil & Gas Exploration & Production–3.82%
ConocoPhillips	3,037,578	295,951,225

See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co.	708,432	$167,862,962
		463,814,187
Packaged Foods & Meats–3.21%
Kraft Heinz Co. (The)	6,554,417	241,399,178
Nestle S.A.	1,214,916	149,217,481
		390,616,659
Paper Packaging–0.52%
Avery Dennison Corp.	332,472	63,322,617
Personal Products–1.02%
L’Oreal S.A. (France)	328,985	124,264,167
Pharmaceuticals–8.17%
Bristol-Myers Squibb Co.	1,910,339	140,944,812
Eli Lilly and Co.	362,286	119,442,071
Johnson & Johnson	2,552,242	445,417,274
Merck & Co., Inc.	3,205,688	286,396,166
		992,200,323
Property & Casualty Insurance–1.65%
Travelers Cos., Inc. (The)	1,263,099	200,453,811
Regional Banks–4.49%
Comerica, Inc.	1,519,244	118,151,606
Cullen/Frost Bankers, Inc.(b)	504,047	65,727,729
Fifth Third Bancorp	2,442,511	83,338,475
M&T Bank Corp.(b)	997,482	177,003,181
Zions Bancorporation N.A.	1,859,164	101,417,396
		545,638,387
Research & Consulting Services–0.92%
Booz Allen Hamilton Holding Corp.	1,165,836	111,896,939
Restaurants–2.58%
McDonald’s Corp.	747,814	196,951,773
Starbucks Corp.	1,370,638	116,202,690
		313,154,463
Semiconductor Equipment–0.71%
Lam Research Corp.	171,640	85,907,536
Semiconductors–1.89%
Analog Devices, Inc.	641,277	110,273,993
Broadcom, Inc.	223,884	119,885,404
		230,159,397
Shares		Value
Soft Drinks–1.66%
Coca-Cola Co. (The)	3,139,983	$201,492,709
Specialized REITs–2.23%
Crown Castle, Inc.	840,784	151,896,037
Weyerhaeuser Co.	3,271,830	118,832,866
		270,728,903
Specialty Chemicals–1.01%
DuPont de Nemours, Inc.	2,003,699	122,686,490
Systems Software–1.86%
Microsoft Corp.	806,608	226,447,130
Total Common Stocks & Other Equity Interests (Cost $9,173,545,164)		11,723,437,743
Money Market Funds–3.24%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	149,436,926	149,436,926
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	82,682,862	82,682,862
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	161,416,114	161,416,114
Total Money Market Funds (Cost $393,518,845)		393,535,902
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $9,567,064,009)		12,116,973,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.22%
Invesco Private Government Fund, 1.77%(d)(e)(f)	75,597,223	75,597,223
Invesco Private Prime Fund, 1.89%(d)(e)(f)	194,392,859	194,392,859
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $269,991,611)		269,990,082
TOTAL INVESTMENTS IN SECURITIES–101.95% (Cost $9,837,055,620)		12,386,963,727
OTHER ASSETS LESS LIABILITIES—(1.95)%		(236,418,428)
NET ASSETS–100.00%		$12,150,545,299
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,248,868	$969,517,630	$(887,329,572)	$-	$-	$149,436,926	$496,394
Invesco Liquid Assets Portfolio, Institutional Class	23,991,336	692,512,592	(633,806,836)	8,478	(22,708)	82,682,862	193,736
Invesco Treasury Portfolio, Institutional Class	67,486,904	1,108,020,148	(1,014,090,938)	-	-	161,416,114	353,662
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,715,293	750,239,471	(710,357,541)	-	-	75,597,223	279,911*
Invesco Private Prime Fund	83,335,683	1,533,465,162	(1,422,366,467)	(1,529)	(39,990)	194,392,859	817,190*
Total	$277,778,084	$5,053,755,003	$(4,667,951,354)	$6,949	$(62,698)	$663,525,984	$2,140,893

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$11,175,670,642	$547,767,101	$—	$11,723,437,743
Money Market Funds	393,535,902	269,990,082	—	663,525,984
Total Investments	$11,569,206,544	$817,757,183	$—	$12,386,963,727
Invesco Diversified Dividend Fund